Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	$ 8,352,070	$ 9,579,568
Cost of sales	(6,232,435)	(7,503,626)
Gross profit	2,119,635	2,075,942
Other income	66,876	403,463
Other gains and (losses)	13,819	(3,846,439)
Distribution and selling expenses	(1,406,499)	(1,629,197)
Administrative expenses	(3,354,952)	(2,169,787)
Loss from operations	(2,561,121)	(5,166,018)
Finance costs	(51,185)	(47,342)
Loss before tax	(2,612,306)	(5,213,360)
Income tax income	256,512	1,244,281
Loss for the year	(2,355,794)	(3,969,079)
Other comprehensive (loss)/ income
-currency translation differences	(913,840)	1,257,618
Total comprehensive loss for the period	$ (3,269,634)	$ (2,711,461)
(Loss) /earnings per share of common stock attributable to the Company
-Basic	$ (1.07)	$ (2.24)
-Diluted	$ (1.07)	$ (2.24)
Weighted average shares outstanding:
-Basic	2,206,741	1,771,132
-Diluted	2,206,741	1,771,132